Consolidated statements of profit or loss and other comprehensive income - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue and other income
Revenue	$ 42	$ 2,308	$ 0
Other income	1,787	173	1
Finance income	72	12	22
Expenses
Research and development expense	(7,326)	(17,380)	(15,564)
General and administrative expense	(8,720)	(13,563)	(8,583)
Impairment of intangible assets	(13,379)	0	0
(Loss) gain on remeasurement of other financial liabilities	(2,478)	1,257	0
Gain on remeasurement of promissory note	0	25	0
Gain on remeasurement of contingent consideration	7,554	119	3,388
Loss before income tax benefit	(22,448)	(27,049)	(20,736)
Income tax benefit	1,746	271	271
Loss after income tax benefit	(20,702)	(26,778)	(20,465)
Items that may be reclassified subsequently to profit or loss
Net exchange difference on translation of financial statements of foreign controlled entities, net of tax	(23)	(8)	110
Other comprehensive income (loss), net of tax	(23)	(8)	110
Total comprehensive income/(loss)	$ (20,725)	$ (26,786)	$ (20,355)
Earnings per share for loss attributable to the owners of Kazia Therapeutics Limited
Basic earnings per share	$ (0.0378)	$ (0.1016)	$ (0.1123)
Diluted earnings per share	$ (0.0378)	$ (0.1016)	$ (0.1123)